Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings/ (Loss) per Share (Table)

	Years ended December 31,
	2022	2023	2024
Income :
Net income	$565,999	$173,556	$304,654

Basic earnings per share:
Weighted average common shares outstanding, basic	102,153,255	98,457,929	106,883,330
Basic earnings per share	$5.54	$1.76	$2.85

Effect of dilutive securities:
Dillutive potential common shares	383,711	470,082	1,819,658
Weighted average common shares outstanding, diluted	102,536,966	98,928,011	108,702,988

Diluted earnings per share	$5.52	$1.75	$2.80